Fair value	12 Months Ended
Mar. 31, 2015
Fair value

27. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 precludes (1) the deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) the use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market prices are available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process

The MHFG Group has established clear valuation policies which govern the principles of fair value measurements and the authority and duty of each department. The Group has also established well-documented procedure manuals which describe valuation techniques and related inputs for determining the fair values of various financial instruments. The policies require that the measurement of fair values be carried out in accordance with the procedures by the risk management departments or the back offices which are independent from the front offices. The policies also require the risk management departments to check and verify whether the valuation methodologies defined in the procedure manuals are fair and proper and the internal audit departments to periodically review the compliance with the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in the market environment sometimes leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to a delisting or a new listing is one of the key drivers of revisions to the valuation methodologies and the inputs. The key drivers also include the availability or the lack of market observable inputs and the development of new valuation methodologies. Price verification performed through the Group’s internal valuation process has an important role in identifying whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide, primarily for Japanese securitization products, is described in more detail below in “Investments”. A change in the valuation methodologies and/or the inputs requires the revision of the valuation policies and procedure manuals, which is required to be approved by the appropriate authority, either the CEO, the head of risk management, and/or accounting, depending on the nature and characteristics of the change.

The following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2015, there were no significant changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market prices are available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquid market conditions exist for securities, the quoted prices are stale or the prices from independent sources vary significantly, such securities are generally classified in Level 3 of the fair value hierarchy. The fair values of foreign currency denominated securitization products such as RMBS, CMBS, and ABS are determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the event that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Exchange-Traded Funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. In contrast, private equity funds and real estate funds measured at the NAV per share are generally classified in Level 3, since the Group does not have the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. It is estimated that the underlying assets of the funds would be liquidated within a ten-year period.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and consequently are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and are valued using internal valuation techniques as no quoted market prices are available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary by the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

The fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement bonds are classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair values of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO are generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal processes and controls. In the rare case where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts those prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flows of the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO products, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters provided by brokers such as the cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes the investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either recent market transactions or a pricing model that can be corroborated by observable market data.

Other investments, except for investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of identical securities, if applicable. Thereafter, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risk is unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values are determined by incorporating the fair values of embedded derivatives that are primarily derived by using the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model used in determining the fair value of the embedded derivatives.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2014 and 2015, including those for which the MHFG Group has elected the fair value option, are summarized below:

2014	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	3,360	50	—	3,410
Japanese local government bonds	—	74	—	74
U.S. Treasury bonds and federal agency securities	3,541	486	—	4,027
Other foreign government bonds	2,567	274	—	2,841
Agency mortgage-backed securities	1,390	364	—	1,754
Residential mortgage-backed securities	—	—	78	78
Commercial mortgage-backed securities	—	2	91	93
Certificates of deposit and commercial paper	—	969	—	969
Corporate bonds and other	38	1,671	413	2,122
Equity securities	714	579	60	1,353
Derivatives:
Interest rate contracts	43	7,997	24	8,064
Foreign exchange contracts	6	2,331	17	2,354
Equity-related contracts	60	124	13	197
Credit-related contracts	—	28	21	49
Other contracts	1	18	4	23
Available-for-sale securities:
Japanese government bonds	20,912	1,144	—	22,056
Japanese local government bonds	—	245	—	245
U.S. Treasury bonds and federal agency securities	154	—	—	154
Other foreign government bonds	280	441	—	721
Agency mortgage-backed securities	105	856	—	961
Residential mortgage-backed securities	—	112	220	332
Commercial mortgage-backed securities	—	—	161	161
Japanese corporate bonds and other debt securities	—	1,858	170	2,028
Foreign corporate bonds and other debt securities	1	427	141	569
Equity securities (marketable)	3,348	74	—	3,422
Other investments	2	—	69	71

Total assets measured at fair value on a recurring basis (2)	36,522	20,124	1,482	58,128

Liabilities:
Trading securities sold, not yet purchased	3,862	488	—	4,350
Derivatives:
Interest rate contracts	42	7,846	7	7,895
Foreign exchange contracts	5	2,340	6	2,351
Equity-related contracts	58	108	12	178
Credit-related contracts	—	30	4	34
Other contracts	1	12	4	17
Long-term debt (3)	—	157	501	658

Total liabilities measured at fair value on a recurring basis	3,968	10,981	534	15,483

2015	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,680	32	—	1,712
Japanese local government bonds	—	72	—	72
U.S. Treasury bonds and federal agency securities	4,759	134	—	4,893
Other foreign government bonds	2,093	344	—	2,437
Agency mortgage-backed securities	1,132	376	—	1,508
Residential mortgage-backed securities	—	—	29	29
Commercial mortgage-backed securities	—	2	4	6
Certificates of deposit and commercial paper	—	813	—	813
Corporate bonds and other	42	1,802	639	2,483
Equity securities	1,045	864	60	1,969
Derivatives:
Interest rate contracts	71	9,516	25	9,612
Foreign exchange contracts	17	3,577	11	3,605
Equity-related contracts	58	134	5	197
Credit-related contracts	—	41	1	42
Other contracts	1	22	15	38
Available-for-sale securities:
Japanese government bonds	16,672	742	—	17,414
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	117	—	—	117
Other foreign government bonds	415	551	—	966
Agency mortgage-backed securities	87	735	—	822
Residential mortgage-backed securities	—	97	166	263
Commercial mortgage-backed securities	—	—	169	169
Japanese corporate bonds and other debt securities	—	1,787	155	1,942
Foreign corporate bonds and other debt securities	—	657	85	742
Equity securities (marketable)	4,362	35	—	4,397
Other investments	—	—	53	53

Total assets measured at fair value on a recurring basis (2)	32,551	22,572	1,417	56,540

Liabilities:
Trading securities sold, not yet purchased	2,856	345	—	3,201
Derivatives:
Interest rate contracts	74	9,293	7	9,374
Foreign exchange contracts	14	3,590	3	3,607
Equity-related contracts	73	129	19	221
Credit-related contracts	—	34	2	36
Other contracts	1	17	15	33
Long-term debt (3)	—	153	587	740

Total liabilities measured at fair value on a recurring basis	3,018	13,561	633	17,212

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts included the investments measured at the NAV per share at March 31, 2014 and 2015, of ¥649 billion and ¥878 billion, respectively, of which ¥612 billion and ¥842 billion, respectively, were classified in Level 2, and ¥37 billion and ¥36 billion, respectively, were classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2014 and 2015 were ¥23 billion and ¥25 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2014 and 2015:

2014	April 1, 2013	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2014	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	100	10	(2)	—		—	—	—	(4)	—	(28)	78	7
Commercial mortgage- backed securities	91	5	(2)	—		—	—	—	—	—	(5)	91	4
Corporate bonds and other	417	55	(2)	—		4	(12)	503	(442)	—	(112)	413	35
Equity securities	71	6	(2)	—		—	—	8	(24)	—	(1)	60	—
Derivatives, net (1):
Interest rate contracts	11	6	(2)	—		(1)	—	—	—	—	1	17	11
Foreign exchange contracts	17	(3	)(2)	—		—	—	—	—	—	(3)	11	5
Equity-related contracts	7	(6	)(2)	—		—	—	—	—	—	—	1	(7)
Credit-related contracts	20	(6	)(2)	—		—	1	—	—	—	2	17	(6)
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	292	(1	)(3)	5	(4)	—	—	5	(9)	—	(72)	220	—
Commercial mortgage-backed securities	250	5	(3)	(2	)(4)	—	—	36	(18)	—	(110)	161	(1)
Japanese corporate bonds and other debt securities	215	—	(3)	—	(4)	—	(30)	60	(1)	—	(74)	170	—
Foreign corporate bonds and other debt securities	202	8	(3)	(1	)(4)	7	—	—	—	—	(75)	141	—
Other investments	75	(2	)(3)	—		—	(2)	7	(2)	—	(7)	69	(2)

Liabilities:
Long-term debt	381	4	(5)	—		1	(1)	—	—	197	(73)	501	5

2015	April 1, 2014	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2015	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	78	—	(2)	—		—	—	—	(33)	—	(16)	29	—
Commercial mortgage-backed securities	91	—	(2)	—		—	—	2	(76)	—	(13)	4	—
Corporate bonds and other	413	62	(2)	—		4	(24)	561	(262)	—	(115)	639	47
Equity securities	60	13	(2)	—		—	—	6	(18)	—	(1)	60	3
Derivatives, net (1):
Interest rate contracts	17	(6	)(2)	—		—	1	—	—	—	6	18	(1)
Foreign exchange contracts	11	(3	)(2)	—		—	—	—	—	—	—	8	(2)
Equity-related contracts	1	(12	)(2)	—		—	—	—	—	—	(3)	(14)	(12)
Credit-related contracts	17	(19	)(2)	—		—	—	—	—	—	1	(1)	—
Available-for-sale securities:
Residential mortgage-backed securities	220	10	(3)	(10	)(4)	—	—	16	(21)	—	(49)	166	—
Commercial mortgage-backed securities	161	4	(3)	(2	)(4)	—	—	77	(26)	—	(45)	169	—
Japanese corporate bonds and other debt securities	170	(1	)(3)	1	(4)	—	—	39	(8)	—	(46)	155	—
Foreign corporate bonds and other debt securities	141	6	(3)	(1	)(4)	—	—	—	(2)	—	(59)	85	—
Other investments	69	12	(3)	—		—	—	2	(18)	—	(12)	53	8

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	3	(3)	—	—	—	—
Long-term debt	501	(5	)(5)	—		3	(2)	—	—	313	(233)	587	(4)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2014 and 2015.

Transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period.

During the fiscal year ended March 31, 2014, the transfers into Level 3 included ¥4 billion of Trading securities, ¥1 billion of net Derivative liabilities, ¥7 billion of Available-for-sale securities and ¥1 billion of Long-term debt. Transfers into Level 3 for Trading securities and Available-for-sale securities were primarily due to decreased liquidity for certain foreign corporate bonds. Transfers into Level 3 for net Derivative liabilities were primarily due to decreased price observability for certain interest rate derivatives. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes. During the fiscal year ended March 31, 2014, the transfers out of Level 3 included ¥12 billion of Trading securities, ¥1 billion of net Derivative liabilities, ¥30 billion of Available-for-sale securities, ¥2 billion of Other investments and ¥1 billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased liquidity for certain foreign corporate bonds. Transfers out of Level 3 for net Derivative liabilities were primarily due to increased price observability for certain credit derivatives. Transfers out of Level 3 for Available-for-sale securities were primarily due to increased liquidity for certain Japanese corporate bonds and other debt securities. Transfers out of Level 3 for Other investments were caused by a new listing of certain non-marketable equity securities. Transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured loans.

During the fiscal year ended March 31, 2015, the transfers into Level 3 included ¥4 billion of Trading securities and ¥3 billion of Long-term debt. Transfers into Level 3 for Trading securities were primarily due to decreased liquidity for certain Japanese and foreign corporate bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes. During the fiscal year ended March 31, 2015, the transfers out of Level 3 included ¥24 billion of Trading securities, ¥1 billion of net Derivative liabilities and ¥2 billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain Japanese and foreign corporate bonds and other. Transfers out of Level 3 for net Derivative liabilities were primarily due to increased price observability for certain interest rate derivatives. Transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

Quantitative information about Level 3 fair value measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2014 and 2015:

2014

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (6)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	298	Discounted cash flow	Prepayment rate	1%–24%	7%
		Price-based	Default rate	0%–4%	0%
			Recovery rate	70%–100%	96%
			Discount margin	8bps–2,002bps	92bps

Commercial mortgage-backed securities	252	Discounted cash flow	Discount margin	17bps–3,441bps	191bps
		Price-based

Corporate bonds and other debt securities	724	Discounted cash flow	Prepayment rate (1)	0%–42%	36%
		Price-based	Default rate (1)	0%–9%	1%
			Recovery rate (1)	15%–75%	70%
			Discount margin (1)	12bps–1,725bps	100bps
			Discount margin (2)	-122bps–1,303bps	81bps

Derivatives, net:
Interest rate contracts	17	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	11	Internal valuation model (3)	FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			FX volatility	14%–25%
			Default rate (4)	0%–63%

Equity-related contracts	1	Internal valuation model (3)	Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	18%–35%

Credit-related contracts (5)	17	Internal valuation model (3)	Default rate	0%–47%
			Credit correlation	1%–100%

Long-term debt	501	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	28%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	0%–60%
			Equity – FX correlation	0%–70%
			Equity volatility	13%–37%
			Default rate	0%–5%
			Credit correlation	19%–100%

2015

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (6)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	195	Discounted cash flow	Prepayment rate	2%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	11bps–490bps	63bps

Commercial mortgage-backed securities	173	Discounted cash flow	Discount margin	10bps–2,922bps	95bps
		Price-based

Corporate bonds and other debt securities	879	Discounted cash flow	Prepayment rate (1)	0%–25%	21%
		Price-based	Default rate (1)	0%–5%	2%
			Recovery rate (1)	60%–71%	69%
			Discount margin (1)	9bps–1,220bps	112bps
			Discount margin (2)	-96bps–4,342bps	106bps

Derivatives, net:
Interest rate contracts	18	Internal valuation model (3)	IR – IR correlation	20%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			FX volatility	11%–23%
			Default rate (4)	0%–63%

Equity-related contracts	(14)	Internal valuation model (3)	Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	17%–33%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–50%
			Credit correlation	11%–100%

Long-term debt	587	Internal valuation model (3)	IR – IR correlation	20%–100%
			FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	16%–34%
			Default rate	0%–15%
			Credit correlation	16%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	The majority of the fair value of credit derivatives in Level 3 relates to credit derivatives economically hedging the credit risk in certain securitization products. The unobservable inputs of these credit derivatives have already been included in the unobservable inputs related to Trading securities and Available-for-sale securities disclosed above.
(6)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

IR = Interest rate

FX = Foreign exchange

Sensitivity to unobservable inputs and interrelationship between unobservable inputs

The following is a description of the sensitivities and interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.

(1) Prepayment rate

The prepayment rate is the estimated rate at which voluntary unscheduled repayments of the principal of the underlying assets are expected to occur. The movement of the prepayment rate is generally negatively correlated with borrower delinquency. A change in prepayment rate would impact the valuation of the fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.

(2) Default rate

The default rate is an estimate of the likelihood of not collecting contractual payments. An increase in the default rate would generally be accompanied by a decrease in the recovery rate and an increase in the discount margin. It would also generally impact the valuation of the fair values of financial instruments negatively.

(3) Recovery rate

The recovery rate is an estimate of the percentage of contractual payments that would be collected in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in the default rate. It would also generally impact the valuation of the fair values of financial instruments positively.

(4) Discount margin

The discount margin is the portion of the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of the fair values of financial instruments negatively.

(5) Correlation

Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change in correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.

(6) Volatility

Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for these items as of March 31, 2014 and 2015:

2014	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	208
Loans held-for-sale	33	—	—	33	34
Other investments	5	—	—	5	6
Premises and equipment—net	1	—	—	1	2
Goodwill	—	—	—	—	4

Total assets at fair value on a nonrecurring basis	163	—	—	163	254

2015	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	111	—	—	111	193
Loans held-for-sale	—	—	—	—	39
Other investments	10	9	—	1	16
Premises and equipment—net	1	—	—	1	8

Total assets at fair value on a nonrecurring basis	122	9	—	113	256

Loans in the table above have been impaired and measured based upon the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the period. The items for which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of the fair values for items other than the aforementioned requires significant adjustment based upon management judgment and estimation, which results in such items being classified in Level 3 of the hierarchy.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair values of the impaired marketable equity method investments are determined by their quoted market prices. As the securities are traded on an active exchange market, they are classified as Level 1. The fair values of the impaired non-marketable equity securities, which include non-marketable equity method investments, are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable equity securities, they are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to PT. Mizuho Balimor Finance reporting unit. Due to the decline in the fair value of the reporting unit, the carrying amount of the goodwill was reduced to its fair value and an impairment loss was recognized. As the determination of the fair value of the goodwill required significant management judgment and estimation, it is classified as Level 3.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option in accordance with ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in AOCI, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for these securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, these structured notes continue to be reported in Long-term debt and interest on these structured notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of these structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥14 billion and ¥6 billion at March 31, 2014 and 2015, respectively. The net unrealized gains (losses) resulting from changes in fair values of these structured notes of ¥4 billion and ¥(8) billion, which included the fair value changes attributable to changes in the Group’s own credit risk, were recorded in Other noninterest income (expenses) for the fiscal years ended March 31, 2014 and 2015, respectively.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. The fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The following is a description of the valuation methodologies used for estimating the fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

The fair value of held-to-maturity securities is determined primarily by using the same procedures and techniques described for trading securities and available-for-sale securities aforementioned in this section. The fair value of other equity interests, which primarily comprises non-marketable equity securities, is not readily determinable, nor practicable to estimate, due to lack of available information. Their carrying amounts of ¥526 billion and ¥450 billion at March 31, 2014 and 2015, respectively, were not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral, if impaired loans are collateral dependent.

Other financial assets

The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. The majority of other financial assets is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The majority of other financial liabilities is classified as Level 2, and included in the table of Note 12 “Other assets and liabilities”.

The fair value of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, was not considered material to the consolidated balance sheets at March 31, 2014 and 2015.

The following table shows the carrying amounts and fair values at March 31, 2014 and 2015, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	34,563	34,563	1,437	33,126	—
Investments	4,040	4,058	4,058	—	—
Loans, net of allowance for loan losses (Note)	72,801	73,975	—	—	73,975

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,124	44,124	13,543	30,581	—
Interest-bearing deposits	88,744	88,705	37,394	51,311	—
Due to trust accounts	742	742	—	742	—
Other short-term borrowings	6,024	6,024	—	6,024	—
Long-term debt	9,176	9,441	—	8,600	841

	2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	42,467	42,467	1,152	41,315	—
Investments	5,647	5,678	5,678	—	—
Loans, net of allowance for loan losses (Note)	77,458	78,603	—	—	78,603

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,100	42,100	14,481	27,619	—
Interest-bearing deposits	99,272	99,239	41,334	57,905	—
Due to trust accounts	1,241	1,241	—	1,241	—
Other short-term borrowings	1,583	1,583	—	1,583	—
Long-term debt	13,819	14,030	—	13,271	759

Note: Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.